INCOME TAXES - Temporary differences and unused tax losses for which the Company has not recognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 110,830	$ 73,537
PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	104,723	73,307
Exploration and evaluation expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	37,787	24,034
Exploration and evaluation expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	35,058	22,296
Property and equipment. | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,253	3,898
Property and equipment. | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	2,253	3,881
Equity investment | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	646	646
Equity investment | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	646	646
Asset retirement obligation | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,009	621
Asset retirement obligation | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	1,009	621
Share issue expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	5,990	629
Share issue expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	293	629
Research and development expenses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	16,700	12,946
Research and development expenses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	19,447	14,427
Non-capital losses | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	46,371	16
Non-capital losses | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	45,943	16
Other | FEDERAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	74	30,747
Other | PROVINCIAL
Significant components of the unrecognized deferred tax assets and liabilities
Temporary differences and unused tax losses that have not been included on the consolidated statement of financial position	$ 74	$ 30,791